Shareholder Report, Holdings (Details) - Fidelity Nasdaq Composite Index ETF	May 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%